Investment in securities - Pledged Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available-for-sale, amortized cost	$ 1,995,050	$ 2,209,078
Available-for-sale, fair value	1,831,129	1,988,865
Held-to-maturity	3,461,097	3,738,080
Held-to-maturity, fair value	2,976,709	3,197,508
Asset Pledged as Collateral with Right
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available-for-sale, amortized cost	27,459	0
Available-for-sale, fair value	25,785	0
Held-to-maturity	96,952	32,938
Held-to-maturity, fair value	$ 88,399	$ 24,991